LOSSES ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET - SCHEDULE OF OTHER FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Component of Other Income (Expense), Nonoperating [Line Items]
Gain (loss) on derivative instruments	$ (1,051)	$ (9,937)	$ (52,358)	$ (48,406)
Amortization of partnership guarantee	436	510	1,357	1,579
Foreign exchange gains (losses)			263	(351)
Financing arrangement fees and other costs	(156)	(203)	(342)	(448)
Other financial items, net	(29)	541	998	757
Capital lease obligation and related Restricted Cash
Component of Other Income (Expense), Nonoperating [Line Items]
Foreign exchange gains (losses)	(256)	249	263	(351)
Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Gain (loss) on derivative instruments	4,768	(10,860)	(41,918)	(53,836)
Net Interest Income (Expense) within Derivative Financial Instruments | Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Gain (loss) on derivative instruments	(5,819)	923	(10,440)	5,430
Other Non-Operating Expense
Component of Other Income (Expense), Nonoperating [Line Items]
Foreign exchange gains (losses)	$ (53)	$ (15)	$ (280)	$ (23)